Fair value of Assets and Liabilities - Schedule of Fair Value of Loans to Related Party (Details) R in Thousands	Feb. 28, 2025 ZAR (R)
Schedule of Fair Value of Loans to Related Party [Abstract]
Carrying amount, Loan to related party	R 28,700
Aggregate fair value, Loan to related party	R 28,700